Bonds, mortgages and other long-term debt - Bpifrane Innovation Loan (Details)		5 Months Ended		12 Months Ended
	Jun. 30, 2022 EUR (€) installment	Dec. 31, 2025 USD ($)	Dec. 31, 2025 EUR (€)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2025 EUR (€)
Debt Instrument [Line Items]
Noncurrent debt portion		$ 989,000		$ 989,000			€ 842,000
Current portion of debt		689,000		689,000			586,000
Effective interest expense | $				223,000	$ 1,003,000	$ 689,000
Bpifrance Innovation Loan
Debt Instrument [Line Items]
Effective interest rate (in%)	5.25%
Noncurrent debt portion		318,633		318,633			271,255
Current portion of debt		84,635		84,635			72,050
Effective interest expense		12,381	€ 10,618
Bpifrance Innovation Loan | IC'Alps SAS
Debt Instrument [Line Items]
Debt amount granted	€ 500,000
Debt term	7 years
Fixed interest rate (in %)	4.29%
Bpifrance Innovation R&D Loan | IC'Alps SAS
Debt Instrument [Line Items]
Debt amount granted	€ 500,000
Number of equal quarterly debt repayment installments | installment	31
Fixed interest rate (in %)	2.06%
Noncurrent debt portion		381,765		381,765			325,000
Current portion of debt		117,466		$ 117,466			€ 100,000
Effective interest expense		$ 5,555	€ 4,764